Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment		$ 7,700		$ 10,809
Accumulated depreciation and amortization		(3,709)		(3,879)
Property and equipment, net	3,596	3,991		6,930
Land
Property, Plant and Equipment [Line Items]
Property and equipment		1,716		3,100
Buildings and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment		728	[1]	2,330	[1]
Furniture Fixture And Equipment
Property, Plant and Equipment [Line Items]
Property and equipment		726		1,121
Website development
Property, Plant and Equipment [Line Items]
Property and equipment		859		542
Vehicles and Machinery
Property, Plant and Equipment [Line Items]
Property and equipment		$ 3,671		$ 3,716

[1]	During 2012, we impaired $2.1 million of our buildings. See Note 4. Goodwill and Other Asset Impairments.